Offsets	Nov. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Constellation Brands, Inc.
Form or Filing Type	S-3
File Number	333-268289
Initial Filing Date	Nov. 10, 2022
Fee Offset Claimed	$ 380,096.03
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	21,274,829
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,752,324,627.73
Offset Note	The Registrant previously filed a prospectus supplement, dated November 10, 2022, to a prospectus, dated November 10, 2022, constituting part of its Registration Statement on Form S-3 (File No. 333-268289) relating to the offer and sale of 29,870,072 shares of Common Stock, of which 21,274,829 shares (the "Unsold Shares") remain unsold, and for which a filing fee of $796,718.70 was paid. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $380,096.03 associated with the Unsold Shares. The Registrant has terminated the offering that included the Unsold Shares associated with the claimed offset under the prior prospectus supplement.
Termination / Withdrawal Statement	The Registrant has terminated the offering that included the Unsold Shares associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Constellation Brands, Inc.
Form or Filing Type	S-3
File Number	333-268289
Filing Date	Nov. 10, 2022
Fee Paid with Fee Offset Source	$ 796,718.70
Offset Note	The Registrant previously filed a prospectus supplement, dated November 10, 2022, to a prospectus, dated November 10, 2022, constituting part of its Registration Statement on Form S-3 (File No. 333-268289) relating to the offer and sale of 29,870,072 shares of Common Stock, of which 21,274,829 shares (the "Unsold Shares") remain unsold, and for which a filing fee of $796,718.70 was paid. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $380,096.03 associated with the Unsold Shares. The Registrant has terminated the offering that included the Unsold Shares associated with the claimed offset under the prior prospectus supplement.